BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 36.3%
U.S. Government Obligations - 36.3%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.114%)	0.134%	4/30/22	64,335,000		$64,410,879	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.075%	7/31/22	335,710,000		335,892,848	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.075%	10/31/22	197,620,000		197,756,475	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.049%)	0.069%	1/31/23	269,815,000		269,961,971	(a)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $867,616,732)					868,022,173

SOVEREIGN BONDS - 33.2%
Australia - 4.5%
Australia Government Bond	5.750%	7/15/22	62,320,000	AUD	50,772,766	(b)
New South Wales Treasury Corp.	4.000%	4/8/21	13,799,800	AUD	10,483,926	(b)
Queensland Treasury Corp.	5.500%	6/21/21	29,120,000	AUD	22,370,187	(b)
Western Australian Treasury Corp.	7.000%	7/15/21	29,550,000	AUD	22,877,241

Total Australia					106,504,120

Brazil - 2.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	289,200,000	BRL	53,967,309
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	76,165,000	BRL	14,150,910

Total Brazil					68,118,219

Colombia - 3.8%
Colombian TES, Bonds	6.250%	11/26/25	125,400,000,000	COP	35,581,791
Colombian TES, Bonds	6.000%	4/28/28	208,500,000,000	COP	55,718,591

Total Colombia					91,300,382

Indonesia - 3.5%
Indonesia Treasury Bond	9.000%	3/15/29	775,900,000,000	IDR	60,859,940
Indonesia Treasury Bond	8.750%	2/15/44	306,000,000,000	IDR	23,335,622

Total Indonesia					84,195,562

Malaysia - 4.3%
Malaysia Government Bond	4.048%	9/30/21	40,800,000	MYR	9,949,984
Malaysia Government Bond	3.882%	3/10/22	128,990,000	MYR	31,691,438
Malaysia Government Bond	3.480%	3/15/23	116,400,000	MYR	28,795,933
Malaysia Government Bond	3.955%	9/15/25	42,105,000	MYR	10,700,955
Malaysia Government Bond	3.899%	11/16/27	84,200,000	MYR	21,407,160

Total Malaysia					102,545,470

Mexico - 9.1%
Mexican Bonos, Bonds	8.000%	11/7/47	463,100,000	MXN	23,264,547

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - (continued)
Mexican Bonos, Senior Notes	8.500%	5/31/29	1,094,600,000	MXN	$60,167,393
Mexican Bonos, Senior Notes	8.500%	11/18/38	1,160,200,000	MXN	62,452,010
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,450,640,000	MXN	71,750,590

Total Mexico					217,634,540

Russia - 0.5%
Russian Federal Bond - OFZ	7.650%	4/10/30	859,000,000	RUB	11,917,617

South Africa - 4.7%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	1,066,000,000	ZAR	45,019,722
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	1,247,700,000	ZAR	66,345,349

Total South Africa					111,365,071

TOTAL SOVEREIGN BONDS (Cost - $943,743,434)					793,580,981

CORPORATE BONDS & NOTES - 25.6%
CONSUMER DISCRETIONARY - 4.7%
Automobiles - 4.7%
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	1.048%	4/5/21	52,251,000		52,251,000	(a)
General Motors Co., Senior Notes	6.800%	10/1/27	8,090,000		10,044,134
General Motors Co., Senior Notes	6.250%	10/2/43	11,505,000		14,753,879
General Motors Co., Senior Notes	5.950%	4/1/49	1,830,000		2,327,363
General Motors Financial Co. Inc., Senior Notes (SOFR + 1.200%)	1.216%	11/17/23	32,535,000		32,969,667	(a)

TOTAL CONSUMER DISCRETIONARY					112,346,043

ENERGY - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Apache Corp., Senior Notes	4.750%	4/15/43	14,470,000		13,442,630
Apache Corp., Senior Notes	4.250%	1/15/44	4,340,000		3,916,807
Apache Corp., Senior Notes	5.350%	7/1/49	4,645,000		4,447,587
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	14,535,000		14,705,364
Hess Corp., Senior Notes	5.600%	2/15/41	8,950,000		10,344,106
Hess Corp., Senior Notes	5.800%	4/1/47	8,100,000		9,672,488
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	3,135,000		3,229,050
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	4,620,000		4,929,424
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	13,000,000		11,155,885
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	12,145,000		9,884,208
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	6,045,000		5,066,587
Petrobras Global Finance BV, Senior Notes	6.750%	6/3/50	16,500,000		17,643,037
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	8,720,000		7,431,707

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	33,775,000	$31,309,425
Saudi Arabian Oil Co., Senior Notes	3.250%	11/24/50	3,180,000	2,883,015	(c)
Total Capital International SA, Senior Notes	3.127%	5/29/50	13,045,000	12,315,331

TOTAL ENERGY				162,376,651

FINANCIALS - 9.2%
Banks - 5.1%
Bank of Montreal, Senior Notes (SOFR + 0.680%)	0.690%	3/10/23	41,775,000	42,148,633	(a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.550%)	0.560%	9/15/23	45,475,000	45,738,819	(a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.800%)	0.810%	3/17/23	34,240,000	34,541,874	(a)

Total Banks				122,429,326

Capital Markets - 2.3%
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	0.925%	2/23/23	54,735,000	55,125,356	(a)

Consumer Finance - 0.8%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	0.795%	11/5/21	19,000,000	19,052,244	(a)

Insurance - 1.0%
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.570%)	0.603%	1/13/23	24,250,000	24,400,112	(a)(c)

TOTAL FINANCIALS				221,007,038

INDUSTRIALS - 4.9%
Aerospace & Defense - 1.9%
Boeing Co., Senior Notes	5.705%	5/1/40	6,580,000	8,066,823
Boeing Co., Senior Notes	5.805%	5/1/50	14,535,000	18,341,356
Boeing Co., Senior Notes	3.950%	8/1/59	8,550,000	8,235,085
Boeing Co., Senior Notes	5.930%	5/1/60	8,450,000	10,870,953

Total Aerospace & Defense				45,514,217

Airlines - 2.0%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	8,415,000	9,849,562
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	5,020,000	4,899,982
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	6,900,000	7,954,227	(c)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	20,790,000	23,920,496

Total Airlines				46,624,267

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Industrial Conglomerates - 1.0%
General Electric Co., Senior Notes	4.350%	5/1/50	21,405,000		$23,818,851

TOTAL INDUSTRIALS					115,957,335

TOTAL CORPORATE BONDS & NOTES (Cost - $587,919,673)					611,687,067

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 1.5%
Benchmark Mortgage Trust, 2020-B17 A2	2.211%	3/15/53	6,860,000		7,112,397
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.026%	10/15/36	6,005,164		6,016,267	(a)(c)
Commercial Mortgage Trust, 2015-3BP A	3.178%	2/10/35	3,705,000		3,937,884	(c)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.086%	5/15/36	3,350,000		3,356,736	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 M2 (1 mo. USD LIBOR + 1.650%)	1.759%	4/25/43	3,917,657		3,898,099	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	5.009%	11/25/24	1,245,547		1,287,934	(a)
Federal National Mortgage Association (FNMA) — CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.309%	1/25/30	4,489,666		4,551,421	(a)
IM Pastor Fondo de Titulizacion de Activos, 4 A (3 mo. EURIBOR + 0.140%, 0.000% floor)	0.000%	3/22/44	5,829,532	EUR	6,298,967	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $36,634,002)					36,459,705

ASSET-BACKED SECURITIES - 0.1%
Towd Point Mortgage Trust, 2017-6 A2 (Cost - $3,257,216)	3.000%	10/25/57	3,355,000		3,528,347	(a)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,439,171,057)					2,313,278,273

			SHARES
SHORT-TERM INVESTMENTS - 3.7%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $87,984,736)	0.026%		87,984,736		87,984,736

TOTAL INVESTMENTS - 100.4% (Cost - $2,527,155,793)					2,401,263,009
Liabilities in Excess of Other Assets - (0.4)%					(10,332,417)

TOTAL NET ASSETS - 100.0%					$2,390,930,592

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

At March 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	839	6/21	$156,156,391	$152,042,531	$4,113,860

At March 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	267,150,000	USD	72,856,442	Citibank N.A.	4/12/21	$(5,252,640)
USD	5,892,048	EUR	4,800,000	Citibank N.A.	4/12/21	261,688
EUR	4,800,000	USD	5,653,797	JPMorgan Chase & Co.	4/12/21	(23,437)
BRL	16,560,000	USD	2,870,764	HSBC Securities Inc.	4/14/21	68,822
BRL	183,440,000	USD	33,364,860	HSBC Securities Inc.	4/14/21	(802,208)
KRW	42,730,000,000	USD	38,926,847	Citibank N.A.	4/15/21	(1,175,220)
CLP	24,640,000,000	USD	33,999,338	HSBC Securities Inc.	4/16/21	206,742
CZK	614,500,000	USD	28,604,012	JPMorgan Chase & Co.	4/20/21	(993,136)
COP	48,775,000,000	USD	13,884,737	JPMorgan Chase & Co.	4/22/21	(568,422)
PLN	34,830,000	USD	8,788,774	Citibank N.A.	4/27/21	25,749
PLN	249,770,000	USD	67,028,956	Citibank N.A.	4/27/21	(3,818,984)
HUF	8,850,000,000	USD	30,075,443	HSBC Securities Inc.	4/28/21	(1,428,574)
KRW	55,700,000,000	USD	50,537,586	Citibank N.A.	4/29/21	(1,330,238)
CLP	27,550,000,000	USD	38,447,583	HSBC Securities Inc.	4/30/21	(198,834)
HUF	1,800,000,000	USD	5,839,420	Goldman Sachs Group Inc.	5/10/21	(13,967)
HUF	16,200,000,000	USD	54,421,769	HSBC Securities Inc.	5/10/21	(1,992,689)
INR	4,886,000,000	USD	66,075,244	HSBC Securities Inc.	5/10/21	393,763
USD	66,381,360	INR	4,886,000,000	HSBC Securities Inc.	5/10/21	(87,647)
RUB	2,822,000,000	USD	36,920,259	Citibank N.A.	5/12/21	202,617
USD	5,674,282	ZAR	85,000,000	Citibank N.A.	5/12/21	(51,716)
CLP	34,300,000,000	USD	48,888,952	HSBC Securities Inc.	5/12/21	(1,265,842)
USD	107,766,958	ZAR	1,610,200,000	HSBC Securities Inc.	5/12/21	(703,649)
ZAR	102,900,000	USD	6,677,439	JPMorgan Chase & Co.	5/12/21	254,387
MXN	612,700,000	USD	29,838,317	Citibank N.A.	5/13/21	(3,515)
MXN	107,500,000	USD	5,109,073	JPMorgan Chase & Co.	5/13/21	125,530
CAD	82,660,000	USD	65,290,712	Goldman Sachs Group Inc.	5/14/21	488,919
CAD	87,760,000	USD	68,322,304	Goldman Sachs Group Inc.	5/14/21	1,515,833
CAD	6,590,000	USD	5,234,741	JPMorgan Chase & Co.	5/14/21	9,486
USD	81,892,277	GBP	58,990,000	Citibank N.A.	5/19/21	556,428
GBP	58,990,000	USD	81,445,723	HSBC Securities Inc.	5/19/21	(109,874)
CZK	121,100,000	USD	5,468,106	Goldman Sachs Group Inc.	5/20/21	(26,581)
CZK	1,262,200,000	USD	59,369,708	JPMorgan Chase & Co.	5/20/21	(2,653,841)
RUB	510,000,000	USD	6,690,279	Citibank N.A.	5/21/21	11,525
RUB	3,410,000,000	USD	45,612,627	Citibank N.A.	5/21/21	(802,520)
USD	60,447,198	AUD	78,850,000	Goldman Sachs Group Inc.	5/25/21	541,344
USD	43,847,597	AUD	55,700,000	JPMorgan Chase & Co.	5/25/21	1,529,828
CLP	24,050,000,000	USD	33,704,716	HSBC Securities Inc.	5/28/21	(310,130)
GBP	187,120,000	USD	261,845,436	Citibank N.A.	6/8/21	(3,827,540)
USD	32,055,847	GBP	23,090,000	Citibank N.A.	6/8/21	217,277
USD	33,954,221	GBP	24,770,000	HSBC Securities Inc.	6/8/21	(200,885)

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	64,250,522	GBP	46,840,000	HSBC Securities Inc.	6/8/21	$(336,686)
GBP	2,410,000	USD	3,323,660	JPMorgan Chase & Co.	6/8/21	(535)
NOK	607,000,000	USD	71,678,662	Citibank N.A.	6/9/21	(713,228)
NOK	41,000,000	USD	4,804,657	Morgan Stanley & Co. Inc.	6/9/21	(11,275)
CLP	5,990,000,000	USD	8,206,941	HSBC Securities Inc.	6/11/21	111,190
KRW	8,080,000,000	USD	7,126,163	HSBC Securities Inc.	6/11/21	12,823
KRW	47,590,000,000	USD	42,191,587	HSBC Securities Inc.	6/11/21	(144,017)
CLP	8,100,000,000	USD	11,089,055	HSBC Securities Inc.	6/18/21	159,680
CLP	53,600,000,000	USD	73,696,223	HSBC Securities Inc.	6/18/21	739,847
EUR	97,190,000	USD	115,731,422	Citibank N.A.	6/23/21	(1,552,360)
JPY	313,000,000	USD	2,854,785	Goldman Sachs Group Inc.	6/28/21	(25,540)
JPY	1,546,000,000	USD	14,183,812	HSBC Securities Inc.	6/28/21	(209,332)
JPY	9,413,000,000	USD	86,583,869	HSBC Securities Inc.	6/28/21	(1,498,634)

Total						$(24,700,218)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2021 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

8

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$868,022,173	—	$868,022,173
Sovereign Bonds	—	793,580,981	—	793,580,981
Corporate Bonds & Notes	—	611,687,067	—	611,687,067
Collateralized Mortgage Obligations	—	36,459,705	—	36,459,705
Asset-Backed Securities	—	3,528,347	—	3,528,347

Total Long-Term Investments	—	2,313,278,273	—	2,313,278,273

Short-Term Investments†	$87,984,736	—	—	87,984,736

Total Investments	$87,984,736	$2,313,278,273	—	$2,401,263,009

Other Financial Instruments:
Futures Contracts	$4,113,860	—	—	$4,113,860
Forward Foreign Currency Contracts	—	$7,433,478	—	7,433,478

Total Other Financial Instruments	$4,113,860	$7,433,478	—	$11,547,338

Total	$92,098,596	$2,320,711,751	—	$2,412,810,347

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$32,133,696	—	$32,133,696

†	See Schedule of Investments for additional detailed categorizations.

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